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2015 MAY 29 AM 8:30

SEC

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

SEC
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Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

15000795

4. Name of Underlying Instrument:

Russell Top 200 Equal Weight Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

EQWL

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

NYSE, NASDAQ

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Martha Redding

Title:

Senior Counsel and Assistant Corporate Secretary

Telephone Number:

(212) 656-2938

Manual Signature of Official Responsible for Form:

May 26, 2015

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY 28 2015

SEC 2449 (1/99)

NYSE

Martha Redding
Senior Counsel
Assistant Corporate Secretary

New York Stock Exchange
11 Wall Street
New York, NY 10005
T + 1 212 656 2938
F + 1 212 656 8101
Martha.Redding@theice.com

RECEIVED
MAY 29 AM 8:30
SEC

SEC
Mail Processing
Section
MAY 28 2015
Washington DC
404

Via Overnight Mail

May 26, 2015

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: 19b-4(e) Submission

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

PowerShares Russell Top 200 Equal Weight Portfolio (EQWL)
PowerShares Russell Top 200 Pure Growth Portfolio (PXLG)
PowerShares Russell Top 200 Pure Value Portfolio (PXLV)
PowerShares Russell Midcap Equal Weight Portfolio (EQWM)
PowerShares Russell Midcap Pure Growth Portfolio (PXMG)
PowerShares Russell Midcap Pure Value Portfolio (PXMV)
PowerShares Russell 2000 Equal Weight Portfolio (EQWS)
PowerShares Russell 2000 Pure Growth Portfolio (PXSG)
PowerShares Russell 2000 Pure Value Portfolio (PXSV)
PowerShares Contrarian Opportunities Portfolio (CNTR)

If you have any questions, please do not hesitate to call me at (212) 656-2938.

Sincerely,

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY 28 2015